RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12.RELATED PARTY TRANSACTIONS

Capital Leases

Richard A. Lumpkin, a member of our Board of Directors, together with his family, beneficially owned 44.7% and 41.3% of Agracel, Inc. (“Agracel”), a real estate investment company, at December 31, 2014 and 2013, respectively.  Mr. Lumpkin also is a director of Agracel. Agracel is the sole managing member and 50% owner of LATEL LLC (“LATEL”).  Mr. Lumpkin and his immediate family had a 72.4% and 70.7% beneficial ownership of LATEL at December 31, 2014 and 2013, respectively.

As of December 31, 2014, we had three capital lease agreements with LATEL for the occupancy of three buildings on a triple net lease basis.  In accordance with the Company’s related person transactions policy, these leases were approved by our Audit Committee and Board of Directors (“BOD”).We have accounted for these leases as capital leases in accordance with ASC Topic 840, Leases, and have capitalized the lower of the present value of the future minimum lease payments or their fair value.  The capital lease agreements require us to pay substantially all expenses associated with general maintenance and repair, utilities, insurance, and taxes.  Each of the three lease agreements have a maturity date of May 31, 2021 and each have two five-year options to extend the terms of the lease after the initial expiration date.  We are required to pay LATEL approximately $7.9 million over the terms of the lease agreements.  The carrying value of the capital leases at December 31, 2014 and 2013 was approximately $3.4 million and $3.6 million, respectively.  We recognized $0.5 million in interest expense in 2014, 2013 and 2012 and amortization expense of $0.4 million in 2014, 2013 and 2012 related to the capitalized leases.

Long-Term Debt

A portion of the 2020 Notes was sold to accredited investors consisting of certain members of the Company’s Board of Directors or a trust of which a director is the beneficiary (“related parties”). In May 2012, the related parties purchased $10.8 million of the 2020 Notes on the same terms available to other investors, except that the related parties were not entitled to registration rights. In September 2014, $5.0 million of the 2022 Notes were sold to a trust, the beneficiary of which is a member of the Company’s Board of Directors.  We recognized $1.3 million, $1.2 million, and $0.6 million in 2014, 2013, and 2012, respectively, in interest expense in the aggregate for the 2020 Notes.